UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ----------------

 Check here if Amendment / /; Amendment Number:______________________

   This Amendment (Check only one.):   / /  is a restatement.
                                      / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Cayman, Ltd.
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Address: c/o The Carlyle Group
        ------------------------------
         1001 Pennsylvania Avenue, NW
        ------------------------------
         Suite 220 S.
        ------------------------------
         Washington, DC  20004-2505
        ------------------------------

 Form 13F File Number:  28- 12954
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
      ---------------------
Title: Managing Director
      ---------------------
Phone: 202-729-5626
      ---------------------

Signature, Place, and Date of Signing:

 /s/ Daniel A. D'Aniello       Washington, DC       May 17, 2010
 -----------------------       --------------       -------------
        Signature               City, State            Date


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number                 Name
28-_________________                 _______________________

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                       -------------

Form 13F Information Table Entry Total: 6
                                       -------------

Form 13F Information Table Value Total: $213,215
                                       -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.          Form 13F File Number         Name
 1         28-12429                        Carlyle Investment Management L.L.C.
              ---------------------        ------------------------------------

                          FORM 13-F INFORMATION TABLE

                  COLUMN 1         COLUMN 2    COLUMN 3 COLUMN 4          COLUMN 5           COLUMN 6  COLUMN       COLUMN 8
                                                                                                          7
                                                    VALUE    SHRS OR     SH/   PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF         CUSIP   (x$1000)  PRN AMT     PRN   CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
                          CLASS
Boston Private Finl Hldgs  Com          101119105   $46,774  6,346,572   SH    --    Shared-       1            6,346,572
In                                                                                   Defined
CIT Group Inc              Com          125581801   $35,036    899,274   SH    --    Shared-       1              899,274
                                                                                     Defined
Focus Media Hldg Ltd       Sponsored    34415V109   $27,452  1,503,382   SH    --    Shared-       1            1,503,382
                           ADR                                                       Defined
Great Atlantic & Pac Tea   Com          390064103   $21,380  2,787,548   SH    --    Shared-       1            2,787,548
Inc                                                                                  Defined
Owens Corning New          Com          690742101   $15,267    600,100   SH    --    Shared-       1              600,100
                                                                                     Defined
Time Warner Cable Inc      Com          88732J207   $67,306  1,262,533   SH    --    Shared-       1            1,262,533
                                                                                     Defined